Lisa Muller Corporate Secretary Sentinel Group Funds, Inc.

One National Life Drive, Montpelier, Vermont 05604	Bus	802-229-7410
www.sentinelinvestments.com	E-mail	lmuller@sentinelinvestments.com

February 22, 2013

Valerie Lithotomos, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Sentinel Group Funds, Inc. Registration Statement on Form N-14 (File No. 333-186165)

Dear Ms. Lithotomos:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is an amendment to the Fund’s registration statement on Form N-14 (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 1 to the Registration Statement (the “Amendment”).

The comments set forth below were provided by the Commission’s staff to Lisa Muller  of Sentinel and Carol Whitesides of Sidley Austin LLP via telephone conferences with Cindy Rose on February 5, 2013, and with Valerie Lithotomos on February 14, 2013 (the “Comments”).  The Amendment is being filed in order to incorporate disclosure addressing the staff’s Comments and to make certain non-material updating revisions.  Unless otherwise indicated, defined terms used herein have the meaning set forth in the prospectus/information statement contained within the Amendment.

Accounting Related

Prospectus/Information Statement

Comment 1:                                                                           Please incorporate the annual report of Mid Cap Fund in the prospectus/information statement.

Response:                                                                                        As discussed and agreed with Ms. Rose, the annual report with respect to the Mid Cap Fund is not incorporated by reference into the prospectus/information statement, but is incorporated by reference into the statement of additional information.

Comment 2:                                                                           Disclose the effect of the Reorganization on capital loss carryforwards.

Response:                                                                                        The Mid Cap Fund has existing loss carryforwards of $935,801 as of the fiscal year ending November 30, 2012, which the Mid Cap II Fund shareholders will benefit from following the Reorganization.  As of the fiscal year ending November 30, 2012, the Mid Cap II Fund has no loss carryforwards and will distribute taxable income and accrued capital gains, if any, prior to the Effective Date of the Reorganization.

We have added the following statement to end of the second paragraph under “Information Relating to the Reorganization — Federal Income Taxes”:

“However, the Mid Cap II Fund does not anticipate having any capital loss carryforwards at the time of the Reorganization.”

Comment 3:                                                                           Fees and Expenses.  Please explain the decrease in “other expenses”  of the Mid Cap Fund as a result of the Reorganization (i) for Class C shares, from 0.97% to 0.45% and (ii) for Class I shares, from 0.42% to 0.20%.

Response:                                                                                        The projected decreases in  “other expenses” for the Mid Cap Fund Class C shares and Class I shares following the Reorganization are mainly attributable to identified class-specific fixed costs, such as blue sky registration fees and certain transfer agency fees, in each case being spread over the significantly larger net asset base that will result from the Reorganization.   The Class C and Class I share classes of the Mid Cap II Fund are much larger than the corresponding share class of the Mid Cap Fund.  Following the Reorganization, in the case of Class C shares, net assets of the Mid Cap Fund are anticipated to increase from $3,533,949 to a combined total of $12,324,650, an increase of $8,790,701, or approximately 249%.  In the case of Class I shares, net assets of the Mid Cap Fund are anticipated to increase from $6,980,603 to a combined total of $28,498,036, an increase of $21,517,433, or approximately 308%.

Comment 4:                                                                           Capitalization.  Please revise the Capitalization table to (i) add a column to show an adjustment for the costs of the Reorganization to be paid by the Funds and (ii) add a row to show the total amounts of net assets and shares outstanding for each Fund and the combined fund.

Response:                                                                                        The requested changes to the capitalization table have been made.

Statement of Additional Information

Comment 5:                                                                           Pro Formas.  Please revise the Statement of Assets and Liabilities to show an adjustment for the costs of the Reorganization.

Response:                                                                                        The Statement of Assets and Liabilities has been revised as requested.

Comment 6:                                                                           Please revise note 3.B.  (Security Valuation), to provide a description of the fair valuation hierarchy and to provide a breakdown by levels (Level 1, Level 2 and Level 3).

Response:                                                                                        The requested revisions have been made.

Non-Accounting Related

Comment 7:                                                                           Principal Investment Strategies.  With respect to the description of each Fund’s 80% test, please clarify in the disclosure that the test is “net assets plus borrowings for investment purposes”, or confirm that the Fund does not borrow for investment purposes.

Response:                                                                                        The Corporation confirms that neither Fund is permitted to borrow for investment purposes.

Comment 8:                                                                           In the fee table and other charts, the Staff suggests that the Funds be identified as the target and survivor or similar terms.

Response:                                                                                        The suggested change has been made.

Comment 9:                                                                           Please confirm that the current fee waiver described in the footnote to the fee table will be in place for one year if the waiver relates to the surviving fund.

Response:                                                                                        The fee waiver described in the footnote relates to the Mid Cap II Fund, which is the target entity in the Reorganization.  No fee waiver is in place for the Mid Cap Fund, the survivor of the Reorganization.

Comment 10:                                                                    In the Fund comparison, please highlight the differences between the Funds.  Consider moving the chart currently in Appendix A to the body of the prospectus/information statement.

Response:                                                                                        Appendix A has been moved to the body of the prospectus/information statement.  We have also added a heading entitled “Differences in Fundamental Investment Policies” and added text to highlight the differences in these policies.

*   *   *   *   *   *   *  *   *  *

The Corporation acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to each Fund’s documents.

Please do not hesitate to contact me at (802) 229-7410 if you have comments or if you require additional information regarding the Corporation’s Registration Statement.

Respectfully submitted,

/s/ Lisa Muller

Lisa Muller

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